Segmented Information - Additional Information (Detail)	12 Months Ended
Mar. 26, 2016 Store Segment Location
Segment Information [Line Items]
Number of reportable segment | Segment	2
Birks Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail stores	27
Mayors Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail stores	17
Rolex Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail stores	1
Brinkhaus Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail locations | Location	2